Financial Risks - Summary of information about probability default rate explanatory (Detail) - Americas [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Top of range [member] | AAA Credit Grades [Member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0024	0.0016
Top of range [member] | AA credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0037	0.0029
Top of range [member] | A credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0057	0.0051
Top of range [member] | BBB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0085	0.0088
Top of range [member] | BB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0085	0.0172
Top of range [member] | B Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0308	0.0436
Top of range [member] | CCC Or Lower Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	1	1
Bottom of range [member] | AAA Credit Grades [Member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0002	0.0003
Bottom of range [member] | AA credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0003	0.0004
Bottom of range [member] | A credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0007	0.0011
Bottom of range [member] | BBB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.002	0.003
Bottom of range [member] | BB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0055	0.0081
Bottom of range [member] | B Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0138	0.016
Bottom of range [member] | CCC Or Lower Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0205	0.0279